RELATED PARTY BALANCES AND TRANSACTIONS (Schedule of Transactions with Related Parties) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Revenues	$ 18,673	$ 23,636	$ 20,482
Expenses:
Cost of sales	4,326	8,693	7,890
Operating expenses:
Research and development	6,071	5,812	5,615
Sales and marketing	7,834	7,295	7,592
General and administrative	2,393	2,262	2,051
Financial expenses	(433)	(332)	(291)
Transactions With Related Parties [Member]
Related Party Transaction [Line Items]
Revenues	62	19	403
Expenses:
Cost of sales	42	56	54
Operating expenses:
Research and development	244	249	208
Sales and marketing	118	125	126
General and administrative	$ 93	$ 60	53
Financial expenses			$ 27